Securities - Summary of Securities Maturity Schedule (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of securities according to their remaining contractual maturities [line Items]
Financial assets at fair value through other comprehensive income	$ 98,290	$ 103,285
Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	95,594	100,607
Gross unrealized gains	903	714
Gross unrealized (losses)	(327)	(538)
Financial assets at fair value through other comprehensive income	96,170	100,783
Securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	72,880	77,759
Gross unrealized gains	724	583
Gross unrealized (losses)	(33)	(59)
Financial assets at fair value through other comprehensive income	73,571	78,283
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	13,808	13,967
Gross unrealized gains	192	160
Gross unrealized (losses)		(1)
Financial assets at fair value through other comprehensive income	14,000	14,126
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	17,402	16,342
Gross unrealized gains	310	181
Gross unrealized (losses)	(10)	(21)
Financial assets at fair value through other comprehensive income	17,702	16,502
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	28,419	32,875
Gross unrealized gains	180	192
Gross unrealized (losses)	(21)	(33)
Financial assets at fair value through other comprehensive income	28,578	33,034
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	9,736	10,720
Gross unrealized gains	35	39
Gross unrealized (losses)	(1)	(3)
Financial assets at fair value through other comprehensive income	9,770	10,756
Securities [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	3,515	3,855
Gross unrealized gains	7	11
Gross unrealized (losses)	(1)	(1)
Financial assets at fair value through other comprehensive income	3,521	3,865
Securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	18,763	19,904
Gross unrealized gains	127	105
Gross unrealized (losses)	(32)	(108)
Financial assets at fair value through other comprehensive income	18,858	19,901
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	9,088	10,051
Gross unrealized gains	29	26
Gross unrealized (losses)	(22)	(71)
Financial assets at fair value through other comprehensive income	9,095	10,006
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	9,675	9,853
Gross unrealized gains	98	79
Gross unrealized (losses)	(10)	(37)
Financial assets at fair value through other comprehensive income	9,763	9,895
Securities [member] | Debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	91,643	97,663
Gross unrealized gains	851	688
Gross unrealized (losses)	(65)	(167)
Financial assets at fair value through other comprehensive income	92,429	98,184
Securities [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	3,951	2,944
Gross unrealized gains	52	26
Gross unrealized (losses)	(262)	(371)
Financial assets at fair value through other comprehensive income	3,741	2,599
Securities [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	3,647	2,641
Gross unrealized gains	51	26
Gross unrealized (losses)	(196)	(280)
Financial assets at fair value through other comprehensive income	3,502	2,387
Securities [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	304	303
Gross unrealized gains	1
Gross unrealized (losses)	(66)	(91)
Financial assets at fair value through other comprehensive income	$ 239	$ 212